Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
July 31, 2024
CAF-NPRT3-0924
1.804834.120
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.9%
Entertainment - 1.7%
Live Nation Entertainment, Inc. (a)	200,800	19,315
Universal Music Group NV	3,238,050	77,145
Warner Music Group Corp. Class A	489,500	14,690
		111,150
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A	685,440	117,580
Class C	624,720	108,170
Epic Games, Inc. (a)(b)(c)	4,584	2,750
Meta Platforms, Inc. Class A	117,900	55,982
		284,482
TOTAL COMMUNICATION SERVICES		395,632
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.0%
Mobileye Global, Inc. Class A (a)(d)	116,600	2,449
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	762,000	22,559
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	1,448,960	270,927
Dollarama, Inc.	291,500	27,327
MercadoLibre, Inc. (a)	35,600	59,413
Savers Value Village, Inc. (a)(d)	495,100	5,045
		362,712
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	37,000	6,362
Service Corp. International	240,600	19,226
		25,588
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	436,900	60,974
Domino's Pizza, Inc.	72,500	31,081
Kura Sushi U.S.A., Inc. Class A (a)(d)	144,986	8,335
Trip.com Group Ltd. ADR (a)	494,100	21,014
		121,404
Household Durables - 0.6%
TopBuild Corp. (a)	79,726	38,152
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	23,738	16,771
LVMH Moet Hennessy Louis Vuitton SE	40,704	28,711
		45,482
TOTAL CONSUMER DISCRETIONARY		618,346
CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Monster Beverage Corp. (a)	912,076	46,926
Personal Care Products - 0.6%
Kenvue, Inc.	2,004,700	37,067
Puig Brands SA Class B	118,900	3,320
		40,387
TOTAL CONSUMER STAPLES		87,313
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	586,900	17,032
Canadian Natural Resources Ltd.	2,015,200	71,499
Cheniere Energy, Inc.	326,500	59,632
Marathon Petroleum Corp.	55,600	9,842
Range Resources Corp.	795,200	24,834
		182,839
FINANCIALS - 12.1%
Banks - 0.6%
JPMorgan Chase & Co.	192,400	40,943
Capital Markets - 2.9%
Intercontinental Exchange, Inc.	416,600	63,140
LPL Financial	50,000	11,076
Moody's Corp.	122,800	56,056
Morgan Stanley	614,400	63,412
MSCI, Inc.	6,100	3,299
		196,983
Consumer Finance - 0.8%
Capital One Financial Corp.	367,000	55,564
Financial Services - 5.8%
Corebridge Financial, Inc.	703,400	20,785
Fiserv, Inc. (a)	306,400	50,118
Global Payments, Inc.	394,400	40,087
MasterCard, Inc. Class A	345,900	160,397
Rocket Companies, Inc. (a)(d)	1,554,700	25,171
Toast, Inc. (a)	776,300	20,308
Visa, Inc. Class A	254,500	67,613
		384,479
Insurance - 2.0%
Arthur J. Gallagher & Co.	254,141	72,046
Marsh & McLennan Companies, Inc.	131,900	29,357
The Baldwin Insurance Group, Inc. Class A, (a)	698,800	30,566
		131,969
TOTAL FINANCIALS		809,938
HEALTH CARE - 15.7%
Biotechnology - 6.6%
AbbVie, Inc.	621,500	115,176
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,379,600	235
rights (a)(c)	1,379,600	97
Alnylam Pharmaceuticals, Inc. (a)	258,600	61,407
Arcellx, Inc. (a)	63,800	3,943
Arrowhead Pharmaceuticals, Inc. (a)	163,811	4,678
Beam Therapeutics, Inc. (a)(d)	82,900	2,623
BioNTech SE ADR (a)	188,700	16,266
Blueprint Medicines Corp. (a)	31,800	3,444
Cytokinetics, Inc. (a)	117,300	6,922
Exact Sciences Corp. (a)	1,175,100	53,679
Galapagos NV sponsored ADR (a)(d)	354,700	9,460
Gamida Cell Ltd. (c)	2,169,053	0
Gamida Cell Ltd. warrants 4/21/28 (a)(c)	317,400	0
Gilead Sciences, Inc.	554,200	42,152
Hookipa Pharma, Inc. (a)	91,620	533
Immunocore Holdings PLC ADR (a)	158,900	6,308
Insmed, Inc. (a)	362,500	26,372
Krystal Biotech, Inc. (a)	19,100	3,982
Legend Biotech Corp. ADR (a)	157,900	8,904
Moderna, Inc. (a)	68,400	8,155
Regeneron Pharmaceuticals, Inc. (a)	47,622	51,393
Sarepta Therapeutics, Inc. (a)	42,900	6,102
Seres Therapeutics, Inc. (a)(d)	330,500	443
Synlogic, Inc. (a)	61,286	105
Vor Biopharma, Inc. (a)(d)	610,405	567
XOMA Corp. (a)(d)	296,000	7,921
		440,867
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)	177,400	41,136
Baxter International, Inc.	859,500	30,787
Boston Scientific Corp. (a)	2,443,000	180,489
Hologic, Inc. (a)	653,612	53,341
Lantheus Holdings, Inc. (a)	40,200	4,214
Penumbra, Inc. (a)	86,061	14,380
		324,347
Health Care Providers & Services - 0.8%
HealthEquity, Inc. (a)	708,100	55,572
Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	217,800	17,770
Bruker Corp.	643,248	44,069
Chemometec A/S	87,800	4,859
Codexis, Inc. (a)	970,508	3,474
Danaher Corp.	228,439	63,296
		133,468
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc. (a)	218,000	292
Chugai Pharmaceutical Co. Ltd.	406,200	17,728
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,363,300	41,192
UCB SA	200,700	33,591
		92,803
TOTAL HEALTH CARE		1,047,057
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
General Electric Co.	541,200	92,112
Loar Holdings, Inc.	6,400	400
		92,512
Building Products - 0.5%
Simpson Manufacturing Co. Ltd.	179,500	34,480
Commercial Services & Supplies - 0.6%
Montrose Environmental Group, Inc. (a)	55,700	1,776
Republic Services, Inc.	203,600	39,564
		41,340
Electrical Equipment - 1.5%
Eaton Corp. PLC	74,100	22,585
GE Vernova LLC	410,725	73,208
HD Hyundai Electric Co. Ltd.	26,310	5,954
		101,747
Ground Transportation - 2.7%
Uber Technologies, Inc. (a)	2,753,100	177,492
Machinery - 3.6%
Allison Transmission Holdings, Inc.	590,900	52,348
Chart Industries, Inc. (a)	58,700	9,455
Ingersoll Rand, Inc.	1,285,445	129,059
Westinghouse Air Brake Tech Co.	313,900	50,585
		241,447
Professional Services - 3.9%
Equifax, Inc.	397,000	110,910
KBR, Inc.	1,344,000	89,497
RELX PLC sponsored ADR	650,700	30,733
UL Solutions, Inc. Class A	618,200	31,238
		262,378
Trading Companies & Distributors - 1.0%
Ferguson PLC	300,300	66,536
TOTAL INDUSTRIALS		1,017,932
INFORMATION TECHNOLOGY - 32.2%
Electronic Equipment, Instruments & Components - 1.3%
Coherent Corp. (a)	101,000	7,038
Fabrinet (a)	28,600	6,308
Flex Ltd. (a)	1,458,797	46,900
Jabil, Inc.	259,100	29,193
		89,439
IT Services - 1.0%
Gartner, Inc. (a)	38,889	19,491
MongoDB, Inc. Class A (a)	193,619	48,862
		68,353
Semiconductors & Semiconductor Equipment - 9.4%
Allegro MicroSystems LLC (a)	1,095,157	26,328
Analog Devices, Inc.	191,100	44,217
ASML Holding NV (depository receipt)	79,399	74,373
Astera Labs, Inc.	12,000	526
BE Semiconductor Industries NV	353,500	45,584
Marvell Technology, Inc.	245,900	16,470
NVIDIA Corp.	1,857,460	217,360
NXP Semiconductors NV	195,300	51,395
SiTime Corp. (a)	265,374	37,670
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	417,600	69,238
Universal Display Corp.	194,028	43,195
		626,356
Software - 10.9%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,620,156	2,365
Autodesk, Inc. (a)	30,100	7,450
DocuSign, Inc. (a)	333,300	18,491
HubSpot, Inc. (a)	52,300	25,995
Intuit, Inc.	72,900	47,192
Manhattan Associates, Inc. (a)	164,048	41,895
Microsoft Corp.	1,316,710	550,846
NICE Ltd. sponsored ADR (a)	147,500	26,698
Nutanix, Inc. Class A (a)	26,600	1,344
Volue A/S (a)	1,407,500	5,257
		727,533
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	2,891,408	642,120
TOTAL INFORMATION TECHNOLOGY		2,153,801
MATERIALS - 2.9%
Chemicals - 1.3%
Aspen Aerogels, Inc. (a)	519,300	10,599
Linde PLC	123,700	56,098
Sherwin-Williams Co.	53,900	18,908
		85,605
Construction Materials - 1.0%
Eagle Materials, Inc.	29,400	8,006
Martin Marietta Materials, Inc.	99,800	59,216
		67,222
Containers & Packaging - 0.6%
International Paper Co.	832,800	38,709
TOTAL MATERIALS		191,536
TOTAL COMMON STOCKS (Cost $4,311,373)		6,504,394

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	41,000	540
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	153,900	488
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	513,013	1,072
Series D (b)(c)	2,823,822	5,139
Canva, Inc.:
Series A (b)(c)	677	722
Series A2 (b)(c)	123	131
		7,064
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	110,923	1,746
Series C3 (a)(b)(c)	138,654	2,182
Series C4 (a)(b)(c)	37,518	591
Series C5 (a)(b)(c)	75,216	1,184
		5,703
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,843)		13,795

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $1,334)	1,334	1,320

Preferred Securities - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $1,724)	1,724	1,703

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	129,698,087	129,724
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	27,714,342	27,717
TOTAL MONEY MARKET FUNDS (Cost $157,441)		157,441

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,499,715)	6,678,653
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,755
NET ASSETS - 100.0%	6,681,408

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,933,000 or 0.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	523

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	3,384

ASAPP, Inc. Series D	8/29/23	10,904

Canva, Inc. Series A	9/22/23	722

Canva, Inc. Series A2	9/22/23	131

ElevateBio LLC Series C	3/09/21	646

Epic Games, Inc.	3/29/21	4,057

Illuminated Holdings, Inc. Series C2	7/07/20	2,773

Illuminated Holdings, Inc. Series C3	7/07/20	4,160

Illuminated Holdings, Inc. Series C4	1/08/21	1,351

Illuminated Holdings, Inc. Series C5	6/16/21	3,249

Illuminated Holdings, Inc. 15%	6/14/23	1,334

Illuminated Holdings, Inc. 15%	9/27/23	1,724

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,669	834,742	711,687	976	-	-	129,724	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	56,263	366,556	395,102	126	-	-	27,717	0.1%
Total	62,932	1,201,298	1,106,789	1,102	-	-	157,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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